Revenues	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
REVENUES

NOTE 8 - REVENUES

a.	Disaggregation of Revenues:

The following table present the Group’s revenues disaggregated by revenue type:

	Six months ended June 30,
	2024	2023
	USD in thousands

Revenues from commissions (from Eventer)	796	1,498
Products (from Jeffs’ Brands) *	1,002	3,871
Management fees (from Xylo Technologies) **	170	-
Revenues from internet services (from Gix Internet)	17,335	48,016
	19,303	53,385

(*)	The revenues from Jeffs’ Brands are presented for the period from January 1, 2024 to January 28, 2024.

(**)	Revenues from consulting services to Jeffs’ Brands and Parazero (see note 7(a)).

b.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer - revenues from these customers constitute at least 10% of total revenues):

	Six months ended June 30
	2024	2023
	USD in thousands
Customer A	3,399	7,753

Customer B	2,312	8,109

Customer C	2,429	-